Plan Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Plan Tax Status

NOTE 7. PLAN TAX STATUS

The Plan relies on an opinion letter dated May 12, 2017, received from the IRS indicating the Plan is qualified under Section 401 of the IRC and is therefore not subject to tax under current income tax law. Although the Plan has been amended and restated since the date of the opinion letter, the Plan administrator believes the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.